Employee Stock Options - Summary of Stock Options Outstanding and Exercisable (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Outstanding , Remaining Life (Years)		8 years
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding	740,534	792,534	703,034	115,750
Options Outstanding , Remaining Life (Years)	7 years 2 months 12 days	8 years	8 years 9 months 18 days	6 years 3 months 18 days
Options Outstanding , Exercise Price	$ 2.88	$ 2.84	$ 2.98		$ 30.00
Options Exercisable , Number of Options Exercisable	437,772	328,445	117,404
Options Exercisable , Exercise Price	$ 3.04	$ 3.07	$ 3.86
Options Exercisable , Intrinsic Value		$ 0	$ 0